Note 16 - Stock-Based Compensation Plans (Details) - Assumptions Used in Black-Scholes Model for Each Grant	12 Months Ended
	Jan. 31, 2013	Jan. 31, 2012
Assumptions Used in Black-Scholes Model for Each Grant [Abstract]
Expected volatility (%)	33.20%	33.60%
Risk-free rate (%)	1.20%	2.40%
Expected option life (years)	5 years	5 years